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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through October 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

1.REPORTS TO SHAREOWNERS.

PIONEER
                            ------------------------
                                     EUROPE
                                      FUND

                                     Annual
                                     Report

                                    10/31/04

                             [LOGO] PIONEER
                                    Investments(R)

Table of Contents
---------------------------------------------------------------
Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     13
Financial Statements                                        19
Notes to Financial Statements                               28
Report of Independent Registered Public Accounting Firm     35
Trustees, Officers and Service Providers                    36
The Pioneer Family of Mutual Funds                          43

Pioneer Europe Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Fund
PORTFOLIO SUMMARY 10/31/04

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

International Common Stocks     98.9%
Preferred International Stocks   1.1%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a line chart in the printed material.]

United Kingdom                  28.2%
France                          26.4%
Switzerland                     11.1%
Germany                          9.5%
Italy                            7.2%
Netherlands                      5.2%
Spain                            4.8%
Ireland                          2.4%
Belgium                          2.3%
Sweden                           1.3%
Finland                          1.0%
Norway                           0.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.     Vodafone Group Plc                   5.03%
    2.     BP Amoco Plc                         4.12
    3.     Eni S.p.A.                           3.22
    4.     Total SA                             3.18
    5.     UBS AG                               3.01
    6.     Societe Generale AG                  2.82
    7.     Nestle SA (Registered Shares)        2.58
    8.     BNP Paribas SA                       2.51
    9.     Royal Bank of Scotland Group Plc     2.20
   10.     France Telecom                       2.17

This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $27.36     $22.66

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.0927      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
 10 Years      6.88%            6.25%
 5 Years      -2.18            -3.33
 1 Year       21.19            14.23
--------------------------------------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                  Pioneer Europe Fund           MSCI Europe Index
                  -------------------           -----------------
10/94                     9425                        10000
                         10852                        11321
10/96                    12784                        13298
                         16402                        16754
10/98                    18781                        20616
                         20473                        23201
10/00                    21871                        23419
                         15260                        18069
10/02                    12956                        15559
                         15133                        19317
10/04                    18340                        23549

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $25.02     $20.85

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

               If          If
Period        Held      Redeemed
  10 Years    6.62%       6.62%
  5 Years    -3.13       -3.32
  1 Year     20.00       16.00
--------------------------------------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                  Pioneer Europe Fund           MSCI Europe Index
                  -------------------           -----------------
10/94                    10000                        10000
                         11443                        11321
10/96                    13369                        13298
                         17026                        16754
10/98                    19325                        20618
                         20895                        23201
10/00                    22129                        23419
                         15282                        18069
10/02                    12853                        15559
                         14855                        19317
10/04                    17826                        23549

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $24.97     $20.79

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                    If           If
Period             Held       Redeemed
 Life-of-Class
 (1/31/96)         4.95%        4.95%
 5 Years          -3.09        -3.09
 1 Year           20.11        20.11
--------------------------------------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                  Pioneer Europe Fund           MSCI Europe Index
                  -------------------           -----------------
1/96                     10000                        10000
                         11391                        11232
                         14520                        14151
10/98                    16509                        17414
                         17862                        19596
10/00                    18921                        19780
                         13077                        15262
10/02                    10992                        13141
                         12710                        16316
10/04                    15265                        19890

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $27.20     $22.67

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.2025      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

              If          If
Period       Held      Redeemed
 10 Years    6.42%       6.42%
 5 Years    -2.54       -2.54
 1 Year     20.95       20.95
--------------------------------------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                  Pioneer Europe Fund           MSCI Europe Index
                  -------------------           -----------------
10/94                    10000                        10000
                         11454                        11321
10/96                    13438                        13298
                         17147                        16754
10/98                    19531                        20618
                         21189                        23201
10/00                    22520                        23419
                         15632                        18069
10/02                    13207                        15559
                         15401                        19317
10/04                    18629                        23549

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $28.25     $23.40

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.2739      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                    If          If
Period             Held      Redeemed
 Life-of-Class
 (7/2/98)          7.95%       7.95%
 5 Year           -1.58       -1.58
 1 Year           22.02       22.02
--------------------------------------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                  Pioneer Europe Fund           MSCI Europe Index
                  -------------------           -----------------
7/98                     10000                        10000
                          8458                         9064
                          9269                        10199
10/00                     9950                        10295
                          6973                         7943
10/02                     5960                         6840
                          7015                         8492
10/04                     8560                        10353

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins July 31, 1998. The MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Fund

Based on actual returns from May 1, 2004 through October 31, 2004

Actual
Share Class                    A             B             C             R             Y
--------------------------------------------------------------------------------------------
Beginning Account Value
On 5/1/04                  $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00

Ending Account Value
On 10/31/04                $1,085.25     $1,080.30     $1,081.00     $1,083.20     $1,089.08

Expenses Paid
During Period*             $    9.61     $   14.59     $   14.09     $   13.27     $    6.37

* Expenses are equal to the Fund's annualized expense ratio of 1.83%, 2.79%, 2.69%, 2.53% and 1.21%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2004 through October 31, 2004

Hypothetical
Share Class                   A             B             C             R             Y
-------------------------------------------------------------------------------------------
Beginning Account Value
On 5/1/04                 $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00

Ending Account Value
On 10/31/04               $1,015.94     $1,010.96     $1,011.21     $1,014.43     $1,019.30

Expenses Paid
During Period*            $    9.29     $   14.11     $   13.61     $   12.83     $    6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.83%, 2.79%, 2.69%, 2.53% and 1.21% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Europe Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

The 12 months ended October 31, 2004, was a favorable period for European stocks. In spite of high energy prices, attractive stock price levels, high dividend yields and receding fears of inflation have contributed to strong returns for Pioneer Europe Fund, as Stan Pearson, who is responsible for the day-to-day management of the Fund, discusses in the following interview.

Q:  How did the Fund perform during its fiscal year?

A: For the 12 months ended October 31, 2004, the Fund's Class A, B and C shares returned 21.19%, 20.00% and 20.11% at net asset value, respectively. These results lagged the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, which posted a return of 21.89% for the same period. The Fund's returns at net asset value surpassed the average 8.56% return of its Lipper category of 124 European funds.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  Which stocks contributed to the Fund's performance?

A: Many of the Fund's holdings that had been punished by investors early in the fiscal year recovered nicely during the reporting period, when investors reassessed their tolerance for risk. Sanofi-Aventis (France), the world's largest pharmaceutical firm following the merger of the two French giants, began trading at extremely low valuations as investors doubted the firm's ability to generate enough cash to repay the debt amassed as a result of the transaction. As the market's skepticism dissipated, the stock rose nicely. Pharmaceutical giants Roche Holdings (Switzerland) and Astrazeneca (United Kingdom) also made a notable contribution to performance.

    In the telecommunication services industry, we've focused on operators with a high level of exposure to the European market, which continues to generate attractive growth. Vodafone (United Kingdom), a long-time holding, was one of the Fund's best performing stocks for the 12 months.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund also enjoyed strong performance from its emphasis on energy stocks, which are benefiting from high oil prices. BP (United Kingdom), Total (France) and ENI (Italy) represented some of the portfolio's best performers for the year. Similarly, strong stock selection and an overweight position in the capital goods sector generated strong returns. Sandvik (Sweden), Schneider Electric (France), ACS (Spain) and Saint Gobain (France) are profiting from the cyclical upturn and increased capital expenditures. We are emphasizing large-capitalization stocks, but, more importantly, high-quality companies with sound balance sheets and the ability to grow their business and return some of the growth in the form of dividends. In the materials sector, another cyclical industry, we think rising demand for cement and solution chemicals offer strong growth opportunities for Italcementi (Italy) and Lafarge (France), respectively.

    Zurich Financial Services (Switzerland), AXA (France) and Assicurazioni Generali (Italy) led the portfolio's insurance holdings and contributed nicely. During the year, underlying fundamentals in the sector improved on the back of the strong equity markets, and rising investor demand helped push stock prices higher. Finally, our decision not to invest in the semiconductor industry helped performance because it struggled throughout the fiscal year as growth forecasts proved to be overly optimistic.

Q:  What holdings proved most disappointing?

A: While information technology represents a small portion of the Fund's assets, this sector turned in the most disappointing performance for the 12 months. Both software and services as well as technology hardware and equipment were hard hit. Global jitters about the outlook for technology demand held back the sector. We've been underweighting technology stocks for some time out of concern for their valuations and low demand. Communications equipment provider Nokia (Finland) struggled due to concerns about the company's ability to meet earnings targets, and we reduced the Fund's exposure as a result. Nokia's sharp underperformance explains a significant portion of the Fund's underperformance relative to its benchmark, the MSCI Europe Index.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                             (continued)
--------------------------------------------------------------------------------

Q:  Any notable sales or purchases to mention?

A: Yes. We sold positions in building materials company Wolseley (United Kingdom) and food, beverage and tobacco retailer Diageo (United Kingdom) because they had reached their price targets. We added new positions in retailer Boots (United Kingdom), Italcementi (Italy) and media company Lagardere (France). We also purchased telecommunications company Belgacom (Belgium) during its initial public offering.

Q:  What is your outlook?

A: After the strong appreciation of the past year, we think global equity markets are entering a period of unspectacular but steady returns. European companies have the capacity to expand margins and profits, but earnings growth is likely to be modest. In a climate where equity appreciation is driven by modest earnings growth, we consider high dividend yields and strong cash flow to be important sources of stock price support. Therefore, we are placing a premium on stocks with the stability and predictability of robust dividend yields.

    At present levels, European equities are appropriately discounting an environment characterized by moderate, albeit gently, accelerating macroeconomic growth, low inflation and low volatility. We believe such a global equity environment is likely to result in moderate expectations for equity returns across Europe for the foreseeable future.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04
--------------------------------------------------------------------------------

 Shares                                                                 Value
             PREFERRED STOCK - 1.1%
             Automobiles & Components - 1.1%
             Automobile Manufacturers - 1.1%
  2,956      Porsche AG Designs                                  $  1,889,973
                                                                 ------------
             TOTAL PREFERRED STOCK
             (Cost $832,471)                                     $  1,889,973
                                                                 ------------
             COMMON STOCKS - 98.4%
             Energy - 11.1%
             Integrated Oil & Gas - 7.3%
753,333      BP Amoco Plc                                        $  7,294,071
248,663      Eni S.p.A.                                             5,711,163
                                                                 ------------
                                                                 $ 13,005,234
                                                                 ------------
             Oil & Gas Refining Marketing & Transportation - 3.8%
 79,040      Statoil ASA*                                        $  1,147,043
 27,015      Total SA                                               5,631,385
                                                                 ------------
                                                                 $  6,778,428
                                                                 ------------
             Total Energy                                        $ 19,783,662
                                                                 ------------
             Materials - 7.5%
             Commodity Chemicals - 1.6%
 45,777      BASF India, Ltd.                                    $  2,867,981
                                                                 ------------
             Construction Materials - 4.9%
 70,766      CRH Plc                                             $  1,690,469
 95,871      Italcementi S.p.A.                                     1,468,804
 40,370      Lafarge SA                                             3,701,463
 16,433      Vinci SA                                               1,963,997
                                                                 ------------
                                                                 $  8,824,733
                                                                 ------------
             Diversified Metals & Mining - 1.0%
 66,458      Rio Tinto Plc                                       $  1,744,074
                                                                 ------------
             Total Materials                                     $ 13,436,788
                                                                 ------------
             Capital Goods - 6.7%
             Aerospace & Defense - 0.5%
198,518      Bae Systems                                         $    872,162
                                                                 ------------
             Construction & Engineering - 3.6%
141,634      ACS, Actividades de Construccion y Servicios SA     $  2,753,875
 66,767      Compagnie de Saint Gobain                              3,683,251
                                                                 ------------
                                                                 $  6,437,126
                                                                 ------------

Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
              Electrical Components & Equipment - 1.3%
  34,963      Schneider Electric SA                              $  2,325,392
                                                                 ------------
              Industrial Machinery - 1.3%
  22,894      Atlas Copco AB                                     $    950,821
  33,005      SKF AB                                                1,284,446
                                                                 ------------
                                                                 $  2,235,267
                                                                 ------------
              Total Capital Goods                                $ 11,869,947
                                                                 ------------
              Commercial Services & Supplies - 1.3%
              Diversified Commercial Services - 1.3%
  98,805      TNT Post Group NV                                  $  2,396,653
                                                                 ------------
              Total Commercial Services & Supplies               $  2,396,653
                                                                 ------------
              Automobiles & Components - 0.8%
              Auto Parts & Equipment - 0.8%
  27,644      Compagnie Generale des Etablissements Michelin     $  1,510,888
                                                                 ------------
              Total Automobiles & Components                     $  1,510,888
                                                                 ------------
              Hotels, Restaurants & Leisure - 1.5%
              Restaurants - 1.5%
 275,351      Compass Group Plc                                  $  1,142,196
  97,115      GUS Plc                                               1,593,124
                                                                 ------------
              Total Hotels, Restaurants & Leisure                $  2,735,320
                                                                 ------------
              Media - 2.5%
              Advertising - 0.6%
  36,113      Publicis SA                                        $  1,081,800
                                                                 ------------
              Publishing - 1.9%
  75,831      Elsevier NV                                        $  1,000,199
  85,548      Vivendi Universal*                                    2,344,840
                                                                 ------------
                                                                 $  3,345,039
                                                                 ------------
              Total Media                                        $  4,426,839
                                                                 ------------
              Retailing - 1.4%
              Apparel Retail - 0.6%
   7,356      Adidas-Salomon AG*                                 $  1,032,685
                                                                 ------------
              Specialty Stores - 0.8%
 318,207      HMV Group Plc*                                     $  1,414,938
                                                                 ------------
              Total Retailing                                    $  2,447,623
                                                                 ------------

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                        Value
              Food & Drug Retailing - 4.8%
              Drug Retail - 0.9%
 132,406      Boots Co., Plc                             $  1,602,902
                                                         ------------
              Food Retail - 3.9%
  19,275      Nestle SA (Registered Shares)              $  4,577,464
 432,362      Tesco Plc                                     2,286,604
                                                         ------------
                                                         $  6,864,068
                                                         ------------
              Total Food & Drug Retailing                $  8,466,970
                                                         ------------
              Food, Beverage & Tobacco - 2.4%
              Tobacco - 2.4%
  27,505      Altadis SA*                                $  1,012,751
 214,490      British American Tobacco Plc                  3,238,058
                                                         ------------
              Total Food, Beverage & Tobacco             $  4,250,809
                                                         ------------
              Health Care Equipment & Services - 0.5%
              Health Care Distributors - 0.5%
  12,204      Celesio AG                                 $    887,034
                                                         ------------
              Total Health Care Equipment & Services     $    887,034
                                                         ------------
              Pharmaceuticals & Biotechnology - 8.5%
              Pharmaceuticals - 8.5%
   5,920      Actelion, Ltd.*                            $    680,872
  88,450      Astrazeneca Plc                               3,634,045
 140,628      GlaxoSmithKline Plc                           2,977,612
  28,545      Roche Holdings AG                             2,930,347
  48,182      Sanofi-Aventis                                3,531,773
  21,392      Schering AG                                   1,380,224
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 15,134,873
                                                         ------------
              Banks - 14.4%
              Diversified Banks - 14.4%
 100,830      Allied Irish Banks Plc                     $  1,760,529
 146,073      Banco Bilbao Vizcaya Argentaria SA            2,302,872
 375,995      Barclays Plc                                  3,693,119
  64,976      BNP Paribas SA                                4,444,096
  67,449      Credit Agricole SA                            1,986,185
  85,902      CS Group*                                     2,953,382
  53,683      Depfa Bank Plc                                  817,665
  50,433      Dexia                                         1,016,227

Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                        Value
              Diversified Banks (continued)
 167,261      HSBC Holding Plc                           $  2,703,032
 131,253      Royal Bank of Scotland Group Plc              3,891,195
                                                         ------------
              Total Banks                                $ 25,568,302
                                                         ------------
              Diversified Financials - 10.5%
              Asset Management & Custody Banks - 0.4%
  32,000      Man Group Plc*                             $    769,114
                                                         ------------
              Diversified Financial Services - 10.1%
  39,370      Deutsche Boerse AG                         $  1,974,294
  73,914      Fortis NV*                                    1,890,452
  75,033      ING Groep NV                                  1,996,662
  26,878      Lagardere SCA                                 1,738,209
  53,557      Societe Generale AG                           4,991,127
  73,760      UBS AG                                        5,339,183
                                                         ------------
                                                         $ 17,929,927
                                                         ------------
              Total Diversified Financials               $ 18,699,041
                                                         ------------
              Insurance - 4.7%
              Life & Health Insurance - 0.8%
  48,369      Assicurazioni Generali                     $  1,445,208
                                                         ------------
              Multi-Line Insurance - 3.2%
 124,278      AXA                                        $  2,690,466
  21,227      Zurich Financial Services*                    3,039,789
                                                         ------------
                                                         $  5,730,255
                                                         ------------
              Reinsurance - 0.7%
  36,184      Hannover Rueckversicheru                   $  1,182,202
                                                         ------------
              Total Insurance                            $  8,357,665
                                                         ------------
              Software & Services - 0.8%
              IT Consulting & Other Services - 0.8%
  21,807      Atos Origin*                               $  1,371,238
                                                         ------------
              Total Software & Services                  $  1,371,238
                                                         ------------
              Technology Hardware & Equipment - 3.8%
              Semiconductors - 1.0%
  79,159      Philips Electronics NV                     $  1,884,070
                                                         ------------
              Communications Equipment - 1.0%
 117,615      Nokia Oyj                                  $  1,811,888
                                                         ------------

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                             Value
              Computer Hardware - 0.7%
  393,352     Dixons Group Plc                                $  1,250,190
                                                              ------------
              Electronic Equipment & Instruments - 1.1%
   25,607     Siemens                                         $  1,914,902
                                                              ------------
              Total Technology Hardware & Equipment           $  6,861,050
                                                              ------------
              Telecommunication Services - 12.6%
              Alternate Carriers - 2.2%
  133,461     France Telecom                                  $  3,841,077
                                                              ------------
              Integrated Telecommunication Services - 5.4%
   84,879     Belgacom SA*                                    $  3,127,237
  299,574     Telecom Italia Mobile S.p.A.                       1,776,344
  708,752     Telecom Italia S.p.A.                              2,377,917
  145,271     Telefonica SA                                      2,410,274
                                                              ------------
                                                              $  9,691,772
                                                              ------------
              Wireless Telecommunication Services - 5.0%
3,440,224     Vodafone Group Plc                              $  8,902,372
                                                              ------------
              Total Telecommunication Services                $ 22,435,221
                                                              ------------
              Utilities - 2.6%
              Electric Utilities - 2.6%
   45,956     E.On AG                                         $  3,751,676
  100,327     National Grid Transco Plc                            874,215
                                                              ------------
                                                              $  4,625,891
                                                              ------------
              Total Utilities                                 $  4,625,891
                                                              ------------
              TOTAL COMMON STOCKS
              (Cost $138,275,713)                             $175,265,814
                                                              ------------
              TOTAL INVESTMENTS IN SECURITIES - 99.5%
              (Cost $139,108,184)(a)(b)                       $177,155,787
                                                              ------------
              OTHER ASSETS AND LIABILITIES - 0.5%             $    862,389
                                                              ------------
              TOTAL NET ASSETS - 100.0%                       $178,018,176
                                                              ============

Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

*   Non-income producing security.

(a) Distribution of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

United Kingdom         28.2%
France                 26.4
Switzerland            11.1
Germany                 9.5
Italy                   7.2
Netherlands             5.2
Spain                   4.8
Ireland                 2.4
Belgium                 2.3
Sweden                  1.3
Finland                 1.0
Norway                  0.6
                      -----
Total                 100.0%
                      =====

(b) At October 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $141,160,002 was as follows:

Aggregate gross unrealized gain for all investments in which
there is an excess of value over tax cost                       $37,370,403

Aggregate gross unrealized loss for all investments in which
there is an excess of tax cost over value                        (1,374,618)
                                                                -----------
Net unrealized gain                                             $35,995,785
                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2004 aggregated $83,736,315 and $111,360,628, respectively.

Pioneer Europe Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities, at value (cost $139,108,184)               $177,155,787
   Cash                                                                    1,275,519
   Receivables -
     Investment securities sold                                              179,476
     Fund shares sold                                                         13,524
     Dividends, interest and foreign taxes withheld                          296,204
   Other                                                                       6,430
                                                                        ------------
       Total assets                                                     $178,926,940
                                                                        ------------
LIABILITIES:
   Payables -
     Investment securities purchased                                    $    175,517
     Fund shares repurchased                                                 307,207
     Forward foreign currency settlement contracts, net                          834
   Due to affiliates                                                         351,236
   Accrued expenses                                                           73,970
                                                                        ------------
       Total liabilities                                                $    908,764
                                                                        ------------
NET ASSETS:
   Paid-in capital                                                      $199,863,275
   Undistributed net investment income                                       152,110
   Accumulated net realized loss on investments and foreign
     currency transactions                                               (60,067,485)
   Net unrealized gain on investments                                     38,047,603
   Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies           22,673
                                                                        ------------
       Total net assets                                                 $178,018,176
                                                                        ============
NET ASSET VALUE PER SHARE:
   (No par value, unlimited number of shares authorized)
   Class A (based on $119,215,921/4,357,716 shares)                     $      27.36
                                                                        ============
   Class B (based on $44,515,095/1,779,529 shares)                      $      25.02
                                                                        ============
   Class C (based on $12,023,490/481,558 shares)                        $      24.97
                                                                        ============
   Class R (based on $37,681/1,385 shares)                              $      27.20
                                                                        ============
   Class Y (based on $2,225,989/78,793 shares)                          $      28.25
                                                                        ============
MAXIMUM OFFERING PRICE:
   Class A ($27.36 \d 94.25%)                                           $      29.03
                                                                        ============

Pioneer Europe Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $603,162)          $ 4,194,430
  Interest                                                            28,828
                                                                 -----------
       Total investment income                                                     $ 4,223,258
                                                                                   -----------
EXPENSES:
  Management fees                                                $ 1,796,579
  Transfer agent fees and expenses
     Class A                                                         537,327
     Class B                                                         320,176
     Class C                                                          77,528
     Class R                                                              86
     Class Y                                                             538
  Distribution fees
     Class A                                                         296,831
     Class B                                                         465,152
     Class C                                                         122,048
     Class R                                                              88
  Administrative reimbursements                                       69,928
  Custodian fees                                                      71,892
  Registration fees                                                    2,466
  Professional fees                                                   73,616
  Fees and expenses of nonaffiliated trustees                          3,668
  Miscellaneous                                                       15,616
                                                                 -----------
       Total expenses                                                              $ 3,853,539
       Less fees paid indirectly                                                        (6,105)
                                                                                   -----------
       Net expenses                                                                $ 3,847,434
                                                                                   -----------
         Net investment income                                                     $   375,824
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                 $12,726,500
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies            (223,032)      $12,503,468
                                                                 -----------       -----------
  Change in net unrealized gain (loss) on:
     Investments                                                 $20,769,833
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies             (32,161)      $20,737,672
                                                                 -----------       -----------
  Net gain on investments and foreign currency transactions                        $33,241,140
                                                                                   -----------
  Net increase in net assets resulting from operations                             $33,616,964
                                                                                   ===========

Pioneer Europe Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                                              Year Ended         Year Ended
                                                               10/31/04           10/31/03
FROM OPERATIONS:
  Net investment income                                     $     375,824       $     717,207
  Net realized gain (loss) on investments and foreign
    currency transactions                                      12,503,468         (13,169,625)
  Change in net unrealized gain (loss) on investments
    and foreign currency transactions                          20,737,672          39,615,457
                                                            -------------       -------------
  Net increase in net assets resulting from operations      $  33,616,964       $  27,163,039
                                                            -------------       -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.09 and $0.00 per share, respectively)        $    (450,346)      $          --
   Class R ($0.20 and $0.00 per share, respectively)                   (6)                 --
   Class Y ($0.27 and $0.00 per share, respectively)              (22,571)                 --
                                                            -------------       -------------
     Total distributions to shareowners                     $    (472,923)      $          --
                                                            -------------       -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                          $  27,110,624       $ 189,080,988
  Reinvestment of distributions                                   436,182                  --
  Cost of shares repurchased                                  (55,162,643)       (226,348,321)
                                                            -------------       -------------
   Net decrease in net assets resulting from Fund
     share transactions                                     $ (27,615,837)      $ (37,267,333)
                                                            -------------       -------------
   Net increase (decrease) in net assets                    $   5,528,204       $ (10,104,294)
                                                            -------------       -------------
NET ASSETS:
  Beginning of year                                         $ 172,489,972       $ 182,594,266
                                                            -------------       -------------
  End of year (including undistributed net
    investment income of $152,110 and $472,241,
    respectively)                                           $ 178,018,176       $ 172,489,972
                                                            =============       =============

Pioneer Europe Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                     '04 Shares      '04 Amount           '03 Shares      '03 Amount
CLASS A
Shares sold                             699,433     $ 17,712,093           8,641,097     $167,590,556
Reinvestment of distributions            16,745          416,120                   -                -
Less shares repurchased              (1,307,766)     (33,004,089)         (9,673,419)    (190,142,083)
                                     ----------     ------------          ----------     ------------
  Net decrease                         (591,588)    $(14,875,876)         (1,032,322)    $(22,551,527)
                                     ==========     ============          ==========     ============

CLASS B
Shares sold                             191,971     $  4,554,640             185,386     $  3,518,231
Less shares repurchased                (636,150)     (14,942,100)           (844,268)     (15,582,369)
                                     ----------     ------------          ----------     ------------
  Net decrease                         (444,179)    $(10,387,460)           (658,882)    $(12,064,138)
                                     ==========     ============          ==========     ============

CLASS C
Shares sold                             198,957     $  4,627,926             943,312     $ 17,383,577
Less shares repurchased                (284,998)      (6,650,160)         (1,063,578)     (19,709,696)
                                     ----------     ------------          ----------     ------------
  Net decrease                          (86,041)    $ (2,022,234)           (120,266)    $ (2,326,119)
                                     ==========     ============          ==========     ============

CLASS R
Shares sold                               1,403     $     35,823                  28     $        500
Less shares repurchased                     (46)          (1,158)                  -                -
                                     ----------     ------------          ----------     ------------
  Net increase                            1,357     $     34,665                  28     $        500
                                     ==========     ============          ==========     ============

CLASS Y
Shares sold                               6,816     $    180,142              30,059     $    588,124
Reinvestment of distributions               786           20,062                   -                -
Less shares repurchased                 (21,544)        (565,136)            (46,183)        (914,173)
                                     ----------     ------------          ----------     ------------
  Net decrease                          (13,942)    $   (364,932)            (16,124)    $   (326,049)
                                     ==========     ============          ==========     ============

Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended    Year Ended   Year Ended     Year Ended
CLASS A                                                          10/31/04     10/31/03      10/31/02     10/31/01       10/31/00
Net asset value, beginning of period                             $  22.66     $  19.40      $  22.85     $  32.75       $  31.71
                                                                 --------     --------      --------     --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.14     $   0.17      $   0.06     $   0.07       $  (0.15)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                 4.65         3.09         (3.51)       (9.97)          2.30
                                                                 --------     --------      --------     --------       --------
   Net increase (decrease) from investment operations            $   4.79     $   3.26      $  (3.45)    $  (9.90)      $   2.15
Distributions to shareowners:
 Net investment income                                              (0.09)           -             -            -          (0.00)(a)
 Net realized gain                                                      -            -             -            -          (1.11)
                                                                 --------     --------      --------     --------       --------
Net increase (decrease) in net asset value                       $   4.70     $   3.26      $  (3.45)    $  (9.90)      $   1.04
                                                                 --------     --------      --------     --------       --------
Net asset value, end of period                                   $  27.36     $  22.66      $  19.40     $  22.85       $  32.75
                                                                 ========     ========      ========     ========       ========
Total return*                                                       21.19%       16.80%       (15.10)%     (30.23)%         6.83%
Ratio of net expenses to average net assets+                         1.83%        1.98%         1.89%        1.76%          1.54%
Ratio of net investment income (loss) to average net assets+         0.52%        0.76%         0.14%       (0.07)%        (0.39)%
Portfolio turnover rate                                                47%          53%           38%         116%            46%
Net assets, end of period (in thousands)                         $119,216     $112,160      $116,051     $167,568       $314,781
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                      1.83%        1.98%         1.89%        1.76%          1.54%
   Net investment income (loss)                                      0.52%        0.76%         0.14%       (0.07)%        (0.39)%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
   Net expenses                                                      1.83%        1.98%         1.89%        1.74%          1.52%
   Net investment income (loss)                                      0.52%        0.76%         0.14%       (0.05)%        (0.37)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                    10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                       $ 20.85      $ 18.04      $  21.45     $  31.06     $ 30.38
                                                           -------      -------      --------     --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                       $ (0.11)     $ (0.06)     $  (0.40)    $  (0.38)    $ (0.40)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                          4.28         2.87         (3.01)       (9.23)       2.19
                                                           -------      -------      --------     --------     -------
   Net increase (decrease) from investment operations      $  4.17      $  2.81      $  (3.41)    $  (9.61)    $  1.79
Distributions to shareowners:
 Net realized gain                                               -            -             -            -       (1.11)
                                                           -------      -------      --------     --------     -------
Net increase (decrease) in net asset value                 $  4.17      $  2.81      $  (3.41)    $  (9.61)    $  0.68
                                                           -------      -------      --------     --------     -------
Net asset value, end of period                             $ 25.02      $ 20.85      $  18.04     $  21.45     $ 31.06
                                                           =======      =======      ========     ========     =======
Total return*                                                20.00%       15.58%       (15.90)%     (30.94)%      5.90%
Ratio of net expenses to average net assets+                  2.82%        3.02%         2.81%        2.64%       2.37%
Ratio of net investment loss to average net assets+          (0.47)%      (0.31)%       (0.78)%      (0.94)%     (1.21)%
Portfolio turnover rate                                         47%          53%           38%         116%         46%
Net assets, end of period (in thousands)                   $44,515      $46,358      $ 52,009     $ 83,075     $150,436
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                               2.82%        3.02%         2.81%        2.64%       2.37%
   Net investment loss                                       (0.47)%      (0.31)%       (0.78)%      (0.94)%     (1.21)%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
   Net expenses                                               2.82%        3.01%         2.81%        2.63%       2.36%
   Net investment loss                                       (0.47)%      (0.30)%       (0.78)%      (0.93)%     (1.20)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                        10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                           $ 20.79      $ 17.98      $  21.39     $  30.95     $ 30.27
                                                               -------      -------      --------     --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.10)     $ (0.05)     $  (0.45)    $  (0.44)    $ (0.39)
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                  4.28         2.86         (2.96)       (9.12)       2.18
                                                               -------      -------      --------     --------     -------
   Net increase (decrease) from investment operations          $  4.18      $  2.81      $  (3.41)    $  (9.56)    $  1.79
Distributions to shareowners:
 Net realized gain                                                   -            -             -            -       (1.11)
                                                               -------      -------      --------     --------     -------
Net increase (decrease) in net asset value                     $  4.18      $  2.81      $  (3.41)    $  (9.56)    $  0.68
                                                               -------      -------      --------     --------     -------
Net asset value, end of period                                 $ 24.97      $ 20.79      $  17.98     $  21.39     $ 30.95
                                                               =======      =======      ========     ========     =======
Total return*                                                    20.11%       15.63%       (15.94)%     (30.89)%      5.93%
Ratio of net expenses to average net assets+                      2.77%        2.97%         2.82%        2.60%       2.34%
Ratio of net investment loss to average net assets+              (0.44)%      (0.24)%       (0.80)%      (0.93)%     (1.19)%
Portfolio turnover rate                                             47%          53%           38%         116%         46%
Net assets, end of period (in thousands)                       $12,023      $11,801      $ 12,391     $ 21,503     $46,544
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                   2.77%        2.97%         2.82%        2.60%       2.34%
   Net investment loss                                           (0.44)%      (0.24)%       (0.80)%      (0.93)%     (1.19)%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
   Net expenses                                                   2.76%        2.96%         2.82%        2.58%       2.33%
   Net investment loss                                           (0.43)%      (0.23)%       (0.80)%      (0.91)%     (1.18)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended    4/1/03 to (a)
                                                              10/31/04       10/31/03
CLASS R
Net asset value, beginning of period                          $ 22.67        $ 17.92
                                                              -------        -------
Increase from investment operations:
  Net investment income                                       $  0.18        $  0.18
  Net realized and unrealized gain on investments and
     foreign currency transactions                               4.55           4.57
                                                              -------        -------
     Net increase from investment operations                  $  4.73        $  4.75
Distributions to shareowners:
  Net investment income                                         (0.20)             -
                                                              -------        -------
Net increase in net asset value                               $  4.53        $  4.75
                                                              -------        -------
Net asset value, end of period                                $ 27.20        $ 22.67
                                                              =======        =======
Total return*                                                   20.95%         26.51%
Ratio of net expenses to average net assets+                     2.13%          1.75%**
Ratio of net investment income to average net assets+            0.31%          1.46%**
Portfolio turnover rate                                            47%            53%
Net assets, end of period (in thousands)                      $    38        $     1
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
     Net expenses                                                2.13%          1.75%**
     Net investment income                                       0.31%          1.46%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.

Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended    Year Ended   Year Ended     Year Ended
CLASS Y                                                          10/31/04    10/31/03      10/31/02     10/31/01     10/31/00 (a)
Net asset value, beginning of period                             $ 23.40     $  19.88     $   23.26    $   33.19      $   31.97
                                                                 -------     --------     ---------    ---------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.32     $   0.33     $    0.11    $   (0.25)     $       -
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                    4.80         3.19         (3.49)       (9.68)          2.33
                                                                 -------     --------     ---------    ---------      ---------
   Net increase (decrease) from investment operations            $  5.12     $   3.52     $   (3.38)   $   (9.93)     $    2.33
Distributions to shareowners:
 Net investment income                                             (0.27)           -             -            -          (0.00)(b)
 Net realized gain                                                     -            -             -            -          (1.11)
                                                                 -------     --------     ---------    ---------      ---------
Net increase (decrease) in net asset value                       $  4.85     $   3.52     $   (3.38)   $   (9.93)     $    1.22
                                                                 -------     --------     ---------    ---------      ---------
Net asset value, end of period                                   $ 28.25     $  23.40     $   19.88    $   23.26      $   33.19
                                                                 =======     ========     =========    =========      =========
Total return*                                                      22.02%       17.71%       (14.53)%     (29.92)%         7.35%
Ratio of net expenses to average net assets+                        1.16%        1.20%         1.19%        1.20%          1.08%
Ratio of net investment income (loss) to average net assets+        1.16%        1.52%         0.87%        0.53%         (0.01)%
Portfolio turnover rate                                               47%          53%           38%         116%            46%
Net assets, end of period (in thousands)                         $ 2,226     $  2,170     $   2,164    $   1,834      $   2,953
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                     1.16%        1.20%         1.19%        1.20%          1.08%
   Net investment income (loss)                                     1.16%        1.52%         0.87%        0.53%         (0.01)%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
   Net expenses                                                     1.16%        1.20%         1.16%        1.19%          1.07%
   Net investment income                                            1.16%        1.52%         0.90%        0.54%          0.00%

(a) The per share data presented above is based upon the average shares outstanding for the year presented.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of the period.
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

    applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    At October 31, 2004, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement hedges receivable and payable were $3,125 and $3,959, respectively, resulting in a net payable of $834.

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of October 31, 2004, the Fund had no open futures contracts.

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2004, the Fund had a net capital loss carryforward of $58,015,667, of which the following amounts will expire between 2009 and 2011 if not utilized: $20,588,660 in 2009, $23,790,437 in 2010 and
    $13,636,570 in 2011.

    There were no distributions paid during the fiscal year ended October 31, 2003. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

--------------------------------------------
                                      2004
--------------------------------------------
  Distributions paid from:
   Ordinary Income                  $472,923
   Long-term capital gain                  -
                                    --------
    Total                           $472,923
                                    ========
--------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at October 31, 2004:

------------------------------------------------------
                                              2004
------------------------------------------------------
  Undistributed ordinary income           $    151,276
  Capital loss carryforward                (58,015,667)
  Unrealized appreciation                   36,019,292
                                          ------------
    Total                                 $(21,845,099)
                                          ============
------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

    At October 31, 2004, the Fund reclassified $223,032 to decrease undistributed net investment income and $223,032 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $15,120 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2004.

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2004, $183,488 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $93,408 in transfer agent fees payable to PIMSS at October 31, 2004.

4.  Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $74,340 in distribution fees payable to PFD at October 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2004, CDSCs in the amount of $46,323 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B and Class C shares sold within 30 days of purchase. For Class A shares this fee became effective November 1, 2003, while for Class B and C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended October 31, 2004, the Fund collected $3,450 in redemption fees, which are included in the Fund's capital account.

5.  Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October 31, 2004, the Fund's expenses were reduced by $6,105 under such arrangements.

6.  Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2004, the Fund had no borrowings under this agreement.

7.  Additional Information

The Fund's Board of Trustees have approved the merger of the Pioneer Europe Select Fund into the Fund. The plans include renaming the merged entity the Pioneer Europe Select Equity Fund. This transaction would be subject to the approval of the shareholders of the Pioneer Europe Select Fund in early 2005. There can be no assurance that this transaction will be completed.

Pioneer Europe Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Europe Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Europe Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Pioneer Europe Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Europe Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held           Term of Office and      Principal Occupation         Other Directorships Held
Name and Age               With the Fund            Length of Service       During Past Five Years       by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the Board,   Since 1999.             Deputy Chairman and a        Director of Harbor Global
                           Trustee and President    Serves until            Director of Pioneer Global   Company, Ltd.
                                                    retirement or           Asset Management S.p.A.
                                                    removal                 ("PGAM"); Non-Executive
                                                                            Chairman and a Director of
                                                                            Pioneer Investment
                                                                            Management USA Inc.
                                                                            ("PIM-USA"); Chairman and a
                                                                            Director of Pioneer;
                                                                            Director of Pioneer
                                                                            Alternative Investment
                                                                            Management Limited
                                                                            (Dublin); President and a
                                                                            Director of Pioneer
                                                                            Alternative Investment
                                                                            Management (Bermuda)
                                                                            Limited and affiliated
                                                                            funds; President and
                                                                            Director of Pioneer Funds
                                                                            Distributor, Inc. ("PFD");
                                                                            President of all of the
                                                                            Pioneer Funds; and Of
                                                                            Counsel (since 2000,
                                                                            partner prior to 2000),
                                                                            Wilmer Cutler Pickering
                                                                            Hale and Dorr LLP (counsel
                                                                            to PIM-USA and the Pioneer
                                                                            Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of
Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**      Trustee and              Since June, 2003.       President and Chief          None
                           Executive Vice           Serves until            Executive Officer, PIM-USA
                           President                retirement or           since May 2003 (Director
                                                    removal                 since January 2001);
                                                                            President and Director of
                                                                            Pioneer since May 2003;
                                                                            Chairman and Director of
                                                                            Pioneer Investment
                                                                            Management Shareholder
                                                                            Services, Inc. ("PIMSS")
                                                                            since May 2003; Executive
                                                                            Vice President of all of
                                                                            the Pioneer Funds since
                                                                            June 2003; Executive Vice
                                                                            President and Chief
                                                                            Operating Officer of
                                                                            PIM-USA, November 2000 to
                                                                            May 2003; Executive Vice
                                                                            President, Chief Financial
                                                                            Officer and Treasurer, John
                                                                            Hancock Advisers, L.L.C.,
                                                                            Boston, MA, November 1999
                                                                            to November 2000; Senior
                                                                            Vice President and Chief
                                                                            Financial Officer, John
                                                                            Hancock Advisers, L.L.C.,
                                                                            April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of
Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Term of Office and  Principal Occupation              Other Directorships Held
Name, Age and Address         With the Fund   Length of Service   During Past Five Years            by this Trustee
Mary K. Bush (56)             Trustee         Since 1999.         President, Bush International     Director of Brady
3509 Woodbine Street,                         Serves until        (international financial          Corporation (industrial
Chevy Chase, MD 20815                         retirement or       advisory firm)                    identification and
                                              removal                                               specialty coated material
                                                                                                    products manufacturer),
                                                                                                    Millennium Chemicals,
                                                                                                    Inc. (commodity
                                                                                                    chemicals), Mortgage
                                                                                                    Guaranty Insurance
                                                                                                    Corporation, and R.J.
                                                                                                    Reynolds Tobacco
                                                                                                    Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)  Trustee         Since 1999.         Alexander Graham Bell Professor   None
Boston University Healthcare                  Serves until        of Health Care Entrepreneurship,
Entrepreneurship Program,                     retirement or       Boston University; Professor of
53 Bay State Road,                            removal             Management, Boston University
Boston, MA 02215                                                  School of Management; Professor
                                                                  of Public Health, Boston
                                                                  University School of Public
                                                                  Health; Professor of Surgery,
                                                                  Boston University School of
                                                                  Medicine; and University
                                                                  Professor, Boston University
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)     Trustee         Since 1999.         Founding Director, The Winthrop   None
1001 Sherbrooke Street West,                  Serves until        Group, Inc. (consulting firm);
Montreal, Quebec, Canada                      retirement or       Professor of Management, Faculty
H3A 1G5                                       removal             of Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)      Trustee         Since 1999.         President and Chief Executive     Director of New American
One Boston Place, 28th Floor,                 Serves until        Officer, Newbury, Piret &         High Income Fund, Inc.
Boston, MA 02108                              retirement or       Company, Inc. (investment         (closed-end investment
                                              removal             banking firm)                     company)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Term of Office and  Principal Occupation              Other Directorships Held
Name, Age and Address         With the Fund   Length of Service   During Past Five Years            by this Trustee
Stephen K. West (76)          Trustee         Since 1999.         Senior Counsel, Sullivan &        Director, The Swiss
125 Broad Street,                             Serves until        Cromwell (law firm)               Helvetia Fund, Inc.
New York, NY 10004                            retirement or                                         (closed-end investment
                                              removal                                               company) and
                                                                                                    AMVESCAP PLC
                                                                                                    (investment managers)
------------------------------------------------------------------------------------------------------------------------------------

John Winthrop (68)            Trustee         Since 1999.         President, John Winthrop & Co.,   None
One North Adgers Wharf,                       Serves until        Inc. (private investment firm)
Charleston, SC 29401                          retirement or
                                              removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Term of Office and  Principal Occupation              Other Directorships Held
Name, Age and Address         With the Fund   Length of Service   During Past Five Years            by this Officer
Dorothy E. Bourassa (56)      Secretary       Since September,    Secretary of PIM-USA; Senior      None
                                              2003. Serves at     Vice President-Legal of Pioneer;
                                              the discretion of   and Secretary/Clerk of most of
                                              board.              PIM-USA's subsidiaries since
                                                                  October 2000; Secretary of all
                                                                  of the Pioneer Funds since
                                                                  September 2003 (Assistant
                                                                  Secretary from November 2000 to
                                                                  September 2003); and Senior
                                                                  Counsel, Assistant Vice
                                                                  President and Director of
                                                                  Compliance of PIM-USA from April
                                                                  1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)    Assistant       Since September,    Assistant Vice President and      None
                              Secretary       2003. Serves at     Senior Counsel of Pioneer since
                                              the discretion of   July 2002; Vice President and
                                              board.              Senior Counsel of BISYS Fund
                                                                  Services, Inc. (April 2001 to
                                                                  June 2002); Senior Vice
                                                                  President and Deputy General
                                                                  Counsel of Funds Distributor,
                                                                  Inc. (July 2000 to April 2001;
                                                                  Vice President and Associate
                                                                  General Counsel from July 1996
                                                                  to July 2000); Assistant
                                                                  Secretary of all of the Pioneer
                                                                  Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)          Assistant       Since September,    Partner, William Cutler           None
                              Secretary       2003. Serves at     Pickering Hale and Dorr LLP;
                                              the discretion of   Assistant Secretary of all of
                                              board.              Pioneer Funds since September
                                                                  2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)             Treasurer       Since November,     Vice President-Fund Accounting,   None
                                              2000. Serves at     Administration and Custody
                                              the discretion of   Services of Pioneer (Manager
                                              board.              from September 1996 to February
                                                                  1999); and Treasurer of all of
                                                                  the Pioneer Funds (Assistant
                                                                  Treasurer from June 1999 to
                                                                  November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Term of Office and          Principal Occupation          Other Directorships Held
Name, Age and Address         With the Fund   Length of Service           During Past Five Years        by this Officer
Mark E. Bradley (45)          Assistant       Since November 2004.        Deputy Treasurer of Pioneer   None
                              Treasurer       Serves at the discretion    since 2004; Treasurer and
                                              of the Board                Senior Vice President, CDC
                                                                          IXIS Asset Management
                                                                          Services from 2002 to 2003;
                                                                          Assistant Treasurer and Vice
                                                                          President, MFS Investment
                                                                          Management from 1997 to
                                                                          2002; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant       Since November, 2000.       Assistant Vice                None
                              Treasurer       Serves at the discretion    President-Fund Accounting,
                                              of board.                   Administration and Custody
                                                                          Services of Pioneer (Fund
                                                                          Accounting Manager from 1994
                                                                          to 1999); and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant       Since May, 2002.            Fund Accounting Manager-Fund  None
                              Treasurer       Serves at the discretion    Accounting, Administration
                                              of board.                   and Custody Services of
                                                                          Pioneer; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant       Since September, 2003.      Fund Administration           None
                              Treasurer       Serves at the discretion    Manager-Fund Accounting,
                                              of board.                   Administration and Custody
                                                                          Services since June 2003;
                                                                          Assistant Vice
                                                                          President-Mutual Fund
                                                                          Operations of State Street
                                                                          Corporation from June 2002
                                                                          to June 2003 (formerly
                                                                          Deutsche Bank Asset
                                                                          Management); Pioneer Fund
                                                                          Accounting, Administration
                                                                          and Custody Services (Fund
                                                                          Accounting Manager from
                                                                          August 1999 to May 2002,
                                                                          Fund Accounting Supervisor
                                                                          from 1997 to July 1999);
                                                                          Assistant Treasurer of all
                                                                          of the Pioneer Funds since
                                                                          September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held     Term of Office and          Principal Occupation          Other Directorships Held
Name, Age and Address      With the Fund      Length of Service           During Past Five Years        by this Officer
Martin J. Wolin (37)       Chief Compliance   Since October 2004.         Chief Compliance Officer of   None
                           Officer            Serves at the discretion    Pioneer (Director of
                                              of the Board                Compliance and Senior
                                                                          Counsel from November 2000
                                                                          to September 2004); Vice
                                                                          President and Associate
                                                                          General Counsel of UAM Fund
                                                                          Services, Inc. (mutual fund
                                                                          administration company) from
                                                                          February 1998 to November
                                                                          2000; and Chief Compliance
                                                                          Officer of all of the
                                                                          Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                         Asset Allocation
Pioneer Fund                        Pioneer Ibbotson Moderate
Pioneer Balanced Fund                Allocation Fund
Pioneer Equity Income Fund          Pioneer Ibbotson Growth
Pioneer Equity Opportunity Fund      Allocation Fund
Pioneer Growth Shares               Pioneer Ibbotson Aggressive
Pioneer Mid Cap Growth Fund          Allocation Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap         International/Global Equity
 Growth Fund                        Pioneer Emerging Markets Fund
Pioneer Oak Ridge Small Cap         Pioneer Europe Select Fund
 Growth Fund                        Pioneer Europe Fund
Pioneer Papp America-Pacific        Pioneer International Equity Fund
 Rim Fund                           Pioneer International Value Fund
Pioneer Papp Small and Mid Cap
 Growth Fund                        Fixed Income
Pioneer Papp Stock Fund             Pioneer America Income Trust
Pioneer Papp Strategic              Pioneer Bond Fund
 Growth Fund                        Pioneer Global High Yield Fund
Pioneer Real Estate Shares          Pioneer High Yield Fund
Pioneer Research Fund*              Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund        Pioneer Strategic Income Fund
Pioneer Small Company Fund          Pioneer Tax Free Income Fund
Pioneer Value Fund
                                    Money Market
                                    Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about [the/a/each] fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $25,200 in 2004 and approximately $20,100 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund during the fiscal years ended October 31, 2004 and 2003 totaled $10,000 in each year and were for the reviews of the Funds semi annual financial statements.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled
$6,000 in 2004 and $3,600 in 2003.
Additionally, there were fees for tax
compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
October 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled
$16,000 in 2004 and $41,000 in 2003. These
fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended October 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.